Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	SMALLCAP WORLD FUND, INC.
Entity Central Index Key	0000858744
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 09, 2020
Document Effective Date	Oct. 30, 2020
Prospectus Date	Oct. 30, 2020
SMALLCAP World Fund® | Class T
Prospectus:
Trading Symbol	TSFFX
SMALLCAP World Fund® | Class 529-T
Prospectus:
Trading Symbol	TWSFX
SMALLCAP World Fund® | Class F-3
Prospectus:
Trading Symbol	SFCWX
SMALLCAP World Fund® | Class R-5E
Prospectus:
Trading Symbol	RSLDX
SMALLCAP World Fund® | Class R-2E
Prospectus:
Trading Symbol	RSEBX
SMALLCAP World Fund® | Class R-6
Prospectus:
Trading Symbol	RLLGX
SMALLCAP World Fund® | Class F-2
Prospectus:
Trading Symbol	SMCFX
SMALLCAP World Fund® | Class 529-F-1
Prospectus:
Trading Symbol	CSPFX
SMALLCAP World Fund® | Class 529-E
Prospectus:
Trading Symbol	CSPEX
SMALLCAP World Fund® | Class 529-C
Prospectus:
Trading Symbol	CSPCX
SMALLCAP World Fund® | Class 529-A
Prospectus:
Trading Symbol	CSPAX
SMALLCAP World Fund® | Class F-1
Prospectus:
Trading Symbol	SCWFX
SMALLCAP World Fund® | Class C
Prospectus:
Trading Symbol	SCWCX
SMALLCAP World Fund® | Class R-5
Prospectus:
Trading Symbol	RSLFX
SMALLCAP World Fund® | Class R-4
Prospectus:
Trading Symbol	RSLEX
SMALLCAP World Fund® | Class R-3
Prospectus:
Trading Symbol	RSLCX
SMALLCAP World Fund® | Class R-2
Prospectus:
Trading Symbol	RSLBX
SMALLCAP World Fund® | Class R-1
Prospectus:
Trading Symbol	RSLAX
SMALLCAP World Fund® | Class A
Prospectus:
Trading Symbol	SMCWX
SMALLCAP World Fund® | Class 529-F-2
Prospectus:
Trading Symbol	FSWFX
SMALLCAP World Fund® | Class 529-F-3
Prospectus:
Trading Symbol	FSFWX